Financial Instruments - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	$ 8,680	$ 9,830
Investment in term loans and interest receivable		136,061
Total financing receivables	8,680	145,891
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	8,680	9,830
Collateral [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in term loans and interest receivable		$ 136,061